Segment Reporting (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	$ 8,352,070	$ 9,579,568
Segment revenue	8,352,070	9,579,568
Segment gross margins/(loss)	2,119,635	2,075,942
Reconciling items	(4,731,941)	(7,289,302)
(Loss)/profit before tax	(2,612,306)	(5,213,360)
Income tax income/(expense)	256,512	1,244,281
Profit/(loss) for the year	(2,355,794)	(3,969,079)	$ (14,815,596)
Wholesale revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	6,961,772	8,334,042
Segment revenue	6,961,772	8,334,042
Segment gross margins/(loss)	1,618,547	1,628,544
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	283,499	346,051
Segment revenue	283,499	346,051
Segment gross margins/(loss)	120,885	181,986
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	1,106,799	899,475
Segment revenue	1,106,799	899,475
Segment gross margins/(loss)	$ 380,203	$ 265,413